Commitments, Contingencies and Uncertainties (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases

Future minimum lease payments, as set forth in the lease, are below:

YEAR	AMOUNT
2020	$72,000
2021	$72,000
2022	$72,000
2023	$24,000

Future minimum lease payments, as set forth in the lease, are below:

YEAR	AMOUNT
2020	$177,000
2021	$177,000
2022	$177,000
2023	$177,000
2024	$162,250

Future minimum lease payments, as set forth in the lease, are below:

YEAR	AMOUNT
2020	$72,000
2021	$72,000
2022	$72,000
2023	$24,000

Future minimum lease payments, as set forth in the lease, are below:

YEAR	AMOUNT
2020	$177,000
2021	$177,000
2022	$177,000
2023	$177,000
2024	$162,250